Property, Plant and Equipment (Details) - Schedule of Plant and Building Include Buildings	12 Months Ended
Dec. 31, 2022
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC [Member]
Property, Plant and Equipment (Details) - Schedule of Plant and Building Include Buildings [Line Items]
Description	Dormitory
Gross area (m2)	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC One [Member]
Property, Plant and Equipment (Details) - Schedule of Plant and Building Include Buildings [Line Items]
Description	Factory
Gross area (m2)	22,292
8-101 Bojingwan Beiyuan, Hexi District, Tianjing, the PRC [Member]
Property, Plant and Equipment (Details) - Schedule of Plant and Building Include Buildings [Line Items]
Description	Office
Gross area (m2)	242